Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2021
Receivables [Abstract]
Summary of Account Receivable

	As of December 31,
	2020	2021
	RMB	RMB	US$
Accounts receivable	112,433	131,363	20,614
Allowance for credit losses	(24,215)	(39,166)	(6,146)

	88,218	92,197	14,468

Summary of Movement in the Allowances for Doubtful Accounts
The movements in the allowances for doubtful accounts and credit losses were as follows:

	As of December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
Balance at the beginning of the year	1,827	13,112	24,215	3,800
Adoption of ASC 326	—	—	11,358	1,782
Provisions	11,932	13,647	3,593	564
Write-offs	(647)	(2,544)	—	—

Balance at the end of the year	13,112	24,215	39,166	6,146